CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue		$ 3,724,311	$ 1,800,000
Cost of revenue		(2,085,045)	(826,688)
Gross profit		1,639,266	973,312
Operating expenses
General and administrative expenses		(1,841,288)	(39,385)
Exchange loss		(5,829)	(3,725)
Investment income		(44,420)	0
Gain on disposal of joint ventures		174,551	0
Fair value gain on financial assets held for trading		135,655	0
Total operating expenses		(1,581,331)	(43,110)
Other income		10	257
Interest expense		(167,230)	0
Loss on extinguishment of debt		(22,925)	0
Total other (expenses)/income, net		(190,145)	257
(Loss)/Income before income tax		(132,210)	930,459
Income tax expenses		(77,277)	(132,180)
(Loss)/Income from continuing operation, net of tax		(209,487)	798,279
Income from discontinued operation, net of tax (Note 2)		0	271,048
Net (loss)/income		(209,487)	1,069,327
Other comprehensive income/(loss)
Foreign currency translation income/(loss)		42,081	(12,244)
Total comprehensive (loss)/income		$ (167,406)	$ 1,057,083
Class A Ordinary Shares – Outstanding, basic (in Shares)	[1]	564,099	400,000
Class B Ordinary Shares – Issued, diluted (in Shares)	[1]	567,647	400,000
Earnings per ordinary share-Continuing operation
Class A Ordinary Shares – Basic (in Dollars per share)	[1]	$ (0.37)	$ 2
Class A Ordinary Shares – Diluted (in Dollars per share)	[1]	(0.37)	2
Earnings per ordinary share-Discontinued operation
Class A Ordinary Shares – Basic (in Dollars per share)	[1]	0	0.68
Class A Ordinary Shares – Diluted (in Dollars per share)	[1]	$ 0	$ 0.68

[1]	After giving effect to the reverse stock split effected on March 16,2026.